VESSELS AND EQUIPMENT UNDER FINANCE LEASE, NET - Finance Lease Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Outstanding Obligations Under Capital Leases: [Abstract]
2021	$ 11,705	$ 291,964
2022	10,946	17,557
2023	11,705	16,419
2024	10,978	17,557
2025	11,705	16,468
Thereafter	13,347	25,920
Minimum lease payments	70,386	385,885
Less: imputed interest	(14,109)	(25,975)
Present value of obligations under finance leases	$ 56,277	$ 359,910